UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to May 25, 2016

Date of Report (Date of earliest event reported): August 12, 2016

Commission File Number of securitizer: 025-1626

Central Index Key Number of securitizer: 0001608008

ORES NPL 2013-LV2, LLC

John A. Bogler (949) 517-0807

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

ORES NPL 2013-LV2, LLC, as securitizer, is terminating its reporting obligation pursuant to Rule 15Ga-1(c)(3). The last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer was May 25, 2016.

Note: ORES NPL 2013-LV2, LLC, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities issued by it and the following affiliated entities in the reporting period indicated above:

ORES REO 2013-LV2, LLC, Crimson Portfolio, LLC, Emerald Portfolio, LLC, Magnolia Portfolio, LLC, Navy Portfolio, LLC, Olive Portfolio, LLC, Scarlet Portfolio, LLC, Violet Portfolio, LLC, Crimson 14th Street Holdings, LLC, Crimson Bascom Holdings, LLC, Crimson Bluffton Holdings, LLC, Crimson Central Drive Holdings, LLC, Crimson Claremore Holdings, LLC, Crimson Clayton Drive, LLC, Crimson Country Manor Holdings, LLC, Crimson Cumming Retail, LLC, Crimson Elberta Road Holdings, LLC, Crimson Ellawood, LLC, Crimson Elm Street Holdings, LLC, Crimson Flowood Holdings, LLC, Crimson Frederica Holdings, LLC, Crimson Harris Hill Blvd, LLC, Crimson Heritage Hills, LLC, Crimson Independence New River, LLC, Crimson Marietta Holdings, LLC, Crimson Marsh Oak Holdings, LLC, Crimson Mountain Ash Holdings, LLC, Crimson Nosmirc Holdings, LLC, Crimson Plantation Road, LLC, Crimson Riverchase Holdings, LLC, Crimson Saint Joe Holdings, LLC, Crimson Sunny Hills Holdings, LLC, Crimson Sweetwater Holdings, LLC, Crimson West Pike, LLC, Crimson Windward Cove, LLC, Crimson Wing Teal Way, LLC, Emerald Airstrip Road Holdings, LLC, Emerald Bennett Memorial Road, LLC, Emerald Caratoke Highway, LLC, Emerald Castle Court Holdings, LLC, Emerald Church Street Holdings, LLC, Emerald Circle Drive Holdings, LLC, Emerald Hasty Point, LLC, Emerald Main Street Holdings, LLC, Emerald McDonough Road Holdings, LLC, Emerald South Road Holdings, LLC, Emerald Virginia Court Holdings, LLC, Emerald Water Street Holdings, LLC, Magnolia Conestoga Holdings, LLC, Magnolia Fairlane Holdings, LLC, Magnolia Gateway Holdings, LLC, Magnolia Southwood Holdings, LLC, Navy Chippewa Real Estate, LLC, Navy Clay Pitts Real Estate, LLC, Navy Dublin Real Estate, LLC, Navy Grove City Real Estate, LLC, Navy Meadow Lakes Real Estate, LLC, Olive 76th Street Holdings, LLC, Olive College Holdings, LLC, Olive Darlington Holdings, LLC, Olive East Side of A, LLC, Olive Edgewood Drive, LLC, Olive Edgewood Drive, LLC, Olive Erie Holdings, LLC, Olive Oak Forest, LLC, Olive Pewaukee Road, LLC, Olive Ryan Road Holdings, LLC, Olive South Fisk Holdings, LLC, Olive Sturtevant Land, LLC, Scarlet 17th Street Real Estate, LLC, Scarlet Bolero Real Estate, LLC, Scarlet Emery Real Estate, LLC, Scarlet Greenwood Real Estate, LLC, Scarlet Lake Real Estate, LLC, Scarlet North Highway Real Estate, LLC, Violet Buckhorn Holdings, LLC, Violet Cameron Holdings, LLC, Violet Caraway Drive Holdings, LLC, Violet Chesterfield Holdings, LLC, Violet Hardin Road Holdings, LLC, Violet Monroe Street Holdings, LLC, Violet Ocean Boulevard Holdings, LLC, Violet Olivia Holdings, LLC, Violet Parker Holdings, LLC, Violet Twin Chapel Holdings, LLC and Violet Watauga Road Holdings, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ORES NPL 2013-LV2, LLC

By:	Sabal Financial Group, L.P.,
its Manager

	By:	/s/ R. Patterson Jackson
Name: R. Patterson Jackson
Title: Chief Executive Officer

Date: August 12, 2016